UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended:     December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:    Orange Capital, LLC
Address: 1370 Avenue of the Americas, 23rd Floor
         New York, New York 10019

Form 13F File Number: 028-12816



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Daniel Lewis
Title:   Managing Member
Phone:   (212) 375-6040


Signature, Place and Date of Signing:


/s/Daniel Lewis                  New York, NY               February 14, 2011
-----------------------     --------------------------    ----------------------
   [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    5

Form 13F Information Table Value Total:    $364,985
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number      Name
----       -------------------       ------------------------------

1.               028-12817           Orange Capital Master I, Ltd.


                                                 FORM 13F INFORMATION TABLE
                                                     ORANGE CAPITAL, LLC
                                                      December 31, 2010




COLUMN 1                     COLUMN  2   COLUMN 3     COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8

                             TITLE                    VALUE        SHRS OR   SH/ PUT/   INVESTMENT  OTHER          VOTING AUTHORITY
NAME OF ISSUER               OF CLASS    CUSIP       (X$1000)      PRN AMT   PRN CALL   DISCRETION  MANAGERS     SOLE   SHARED  NONE
CACI INTL INC                CL A        127190304    51,482         964,075 SH         DEFINED        1        964,075
E TRADE FINANCIAL CORP       COM NEW     269246401    37,250       2,328,132 SH         DEFINED        1      2,328,132
FOREST CITY ENTERPRISES INC  CL A        345550107    18,021       1,079,778 SH         DEFINED        1      1,079,778
MOTOROLA INC                 COM         620076109    36,280       4,000,000 SH         DEFINED        1      4,000,000
SPDR GOLD TRUST              GOLD SHS    78463V107   221,952       1,600,000     CALL   DEFINED        1      1,600,000














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